Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Parties (Textual)
Payroll and related amount	$ 0	$ 0	$ 105